Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

December 7, 2010

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Nuveen Municipal Value Fund, Inc. (File Nos. 333-166840 and 811-05120)

Ladies and Gentlemen:

On behalf of our client, Nuveen Municipal Value Fund, Inc., (the “Fund”), we are filing Pre-Effective Amendment No. 4 to the Fund’s Registration Statement on Form N-2 under the Securities Act of 1933 (the “1933 Act”), and the Investment Company Act of 1940 (the “1940 Act”). The purpose of this filing is to update certain exhibits since the last Pre-Effective Amendment No. 3 to the Fund’s Registration Statement on Form N-2, which was filed electronically with the SEC via EDGAR Accession No. 0001193125-10-274738 on December 6, 2010.

Please contact me at (202) 739-5391 with your questions or comments.

Sincerely,

/s/    Kathleen M. Long

Kathleen M. Long